GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Goodwill [Line Items]
Goodwill	$ 449,180		$ 449,180		$ 429,590
Impairment of goodwill	$ 0	$ 0	$ 0	$ 36,684